Earnings (Loss) Per Share - Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Numerator:
Net loss from continuing operation attributable to Akso Health Group’s shareholder	$ (18,671,610)	$ (134,977,369)	$ (9,058,986)
Net loss from discontinued operation attributable to Akso Health Group’s shareholders			(399,798)
Net loss attributable to Akso Health Group’s shareholders	$ (18,671,610)	$ (134,977,369)	$ (9,458,784)
Denominator:
Weighted average number of ordinary shares outstanding—basic	2,168,121,761	855,288,335	141,516,777
Weighted average number of dilutive potential ordinary shares from share options
Weighted average number of ordinary shares outstanding—diluted	2,168,121,761	855,288,335	141,516,777
Basic (loss) per common share	$ (0.01)	$ (0.16)	$ (0.07)
Diluted (loss) per common share	$ (0.01)	$ (0.16)	$ (0.07)